Risk Management and Financial Instruments (Details) - Schedule of Statement of Income - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Risk Management and Financial Instruments (Details) - Schedule of Statement of Income [Line Items]
Cost of sales before hedge accounting adoption	$ (3,544,719)	$ (7,798,858)	$ (3,965,870)	$ (7,303,648)
Derivatives operating income (loss)	1,741	31,693	20,458	61,857
Cost of sales with hedge accounting	(3,542,978)	(7,767,165)	(3,945,412)	(7,241,791)
Financial income (expense), net excluding derivatives	(22,565)	(77,411)	29,633	(45,390)
Derivatives financial income (expense), net	(136,505)	14,405	(24,777)	(46,354)
Financial income (expense), net	(159,070)	(63,006)	4,856	(91,744)
Currency [Member]
Risk Management and Financial Instruments (Details) - Schedule of Statement of Income [Line Items]
Derivatives operating income (loss)		1,441	1,640	10,103
Derivatives financial income (expense), net	(109,852)	39,968	(3)	(61,277)
Commodities [Member]
Risk Management and Financial Instruments (Details) - Schedule of Statement of Income [Line Items]
Derivatives operating income (loss)	1,741	30,252	18,818	51,754
Derivatives financial income (expense), net	(26,337)	(24,357)	(24,060)	26
Interests [Member]
Risk Management and Financial Instruments (Details) - Schedule of Statement of Income [Line Items]
Derivatives financial income (expense), net	$ (316)	$ (1,206)	$ (714)	$ 14,897